Trade receivables - Allowances (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019
Trade and other current receivables [Line Items]
Balance at the beginning of the year	$ (0.9)	$ (0.8)
Losses recognized	(3.0)	(0.9)
Amounts settled or written off during the year	2.1	0.8
Balance at the end of the year	(1.8)	(0.9)
Expected credit loss
Trade and other current receivables [Line Items]
Balance at the beginning of the year	(0.4)	(0.4)
Losses recognized	(0.2)	(0.3)
Amounts settled or written off during the year	0.1	0.3
Balance at the end of the year	(0.5)	(0.4)
Sales allowances
Trade and other current receivables [Line Items]
Balance at the beginning of the year	(0.5)	(0.4)
Losses recognized	(2.8)	(0.6)
Amounts settled or written off during the year	2.0	0.5
Balance at the end of the year	$ (1.3)	$ (0.5)